Expense Example - PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund - PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	1 Year	3 Years	5 Years	10 Years
USD ($)	25	104	190	444